Income Taxes - Deferred Taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes And Deferred Taxes [Abstract]
Net operating losses	SFr 57,854	SFr 50,643	SFr 56,285
Tax loss carryforwards	SFr 252,980	195,126
Tax loss carryforwards, expiration period	7 years
Net defined benefit liability (asset)	SFr 7,841	SFr 4,520	SFr 4,720
Average effective tax rate	0.00%	0.00%	0.00%